Employee benefits liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Defined benefit plan cost	€ 1,995	€ 2,114	€ 2,018
Net defined benefit liability (asset)	3,913	3,538
Pension benefits
Disclosure of defined benefit plans [line items]
Discretionary credit balance	2,000
Estimate of contributions expected to be paid to plan for next annual reporting period	81
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	19	666
Net defined benefit liability (asset)	1,460	1,074
Pension benefits | Collective-Bargaining arrangement, United auto workers and Unifor
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	396
Pension benefits | Voluntary Separation Packages
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	16	268
Pension benefits | Plan Assets
Disclosure of defined benefit plans [line items]
Employer contributions	43	1,020
Net defined benefit liability (asset)	(22,502)	(22,642)	(22,676)
Pension benefits | U.S. and Canada
Disclosure of defined benefit plans [line items]
Employer contributions	40
Estimate of contributions expected to be paid to plan for next annual reporting period	31
Estimate of minimum funding contributions expected to be paid to plan for next annual reporting period	25
Estimate of discretionary contributions expected to be paid to plan for next annual reporting period	6
Net defined benefit liability (asset)	1,419	950
Pension benefits | U.S. and Canada | Plan Assets
Disclosure of defined benefit plans [line items]
Employer contributions	27	993
Net defined benefit liability (asset)	(17,758)	(18,262)	(17,959)
Pension benefits | United Kingdom
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 10
Weighted average duration of defined benefit obligation	12 years
Net defined benefit liability (asset)	€ (364)	(344)
Pension benefits | United Kingdom | Plan Assets
Disclosure of defined benefit plans [line items]
Employer contributions	12	21
Net defined benefit liability (asset)	(1,890)	(1,800)	(1,989)
Pension benefits | Germany
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 15
Weighted average duration of defined benefit obligation	15 years
Pension benefits | U.S.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	9 years
Pension benefits | Canada
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years
Pension benefits | France
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	7 years
Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	€ 5	43	1
Health care and life insurance plans | Collective-Bargaining arrangement, United auto workers and Unifor
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	32
Health care and life insurance plans | Voluntary Separation Packages
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	€ 5	11
Health care and life insurance plans | U.S.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years
Actuarial assumption of medical cost trend rates, next fiscal year	6.90%
Actuarial assumption of medical cost trend rates, next years	0.039
Health care and life insurance plans | Canada
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	14 years
Actuarial assumption of medical cost trend rates, next fiscal year	4.60%
Actuarial assumption of medical cost trend rates, next years	0.04
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	€ (76)	€ (5)	€ (84)
Other post-employment benefits | Plan Assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ (311)